T:\flh\VCA10\24F-2 1998vca10

            U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.



     1.   Name and address of issuer:  The Prudential
          Variable  Contract Account-10, 100 Mulberry
          Street,  Gateway Center Three,  Newark,  NJ
          07102-4077.

     2.     Name of each series or class of securities for which
       this Form is filed (If the Form is being filed for all   series
       and classes of securities of the issuer, check the box but do not list series or classes):

                                                       []

     3.   Investment  Company Act File  Number:  811-
          3421.
          Securities Act File Number:  2-76580.

     4(a).Last day of fiscal year for which this notice is filed: December 31, 1999.

      (b).[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See
          Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

          5.   Calculation of registration fee:


         (i) Aggregate sale price of securities
             sold during the fiscal year in
              reliance on rule 24(f):               $
57,561,612

         (ii)  Aggregate price of securities redeemed
or
             repurchased during the fiscal year
              (if applicable):                      $
174,187,928

         iii)  Aggregate price of securities redeemed
or
             repurchased during any prior fiscal
             year ending no earlier than December
             11,1995 that were not previously used
             to reduce registration fees payable to
              the Commission.                       $
          67,064,453

        (iv)      Total available redemption credits
                  [add   items  5(ii)  and   5(iii)].
        $   241,252,381

         (v)  Net sales - If item 5(i)is greater
             than Item 5 (iv) [subtract item 5(iv)
             from item 5(i).                     $
        (vi)      Redemption credits available for use
                in future years.
                -if item 5(i)is less than item 5(iv)
                 [subtract item 5(i)from item (5(iv)]
        $   183,690,769

       (vii) Multiplier for determining registration
              fee.  (See instruction  C.9):         X
        .000264

      (viii)    Registration fee due [multiply item
              5(v) by item 5 (vii)] enter "0" if
                   no        fee       is        due.
      =$-0-

      6.   Prepaid Shares

         If  the response to item 5(i) was determined
         by         deducting an amount of securities
         that  were  registered under the  Securities
         Act  of  1933 pursuant to rule 24e-2  as  in
         effect before December 11, 1997, then report
         the  amount of securities (number of  shares
         or  other units) deducted here: ___________.
         If  there  is  a number of shares  or  other
         units that were registered pursuant to  rule
         24e-2  remaining unsold at the  end  of  the
         fiscal  year  for which this form  is  filed
         that are available for use by the issuer  in
         future  fiscal years, then state that number
         here:    _____   .

      7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D): +$-
      0-

      8.   Total amount of the registration fee due
         plus any interest due [line 5(viii) plus
                           line                   7]:
      =$-0-
      9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:

                     [ ]  Wire Transfer
                     [ ]  Mail or other means



                           SIGNATURES

     This  report  has  been  signed  below  by   the
     following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Lee D. Augsburger
                              Lee D. Augsburger
                              Secretary


     Date: February 29, 2000

                THE PRUDENTIAL SERIES FUND, INC.
                       100 Mulberry Street
                     Gateway Three-9th Floor
                        Newark, NJ  07102





                                        February 29, 2000



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

     Re:  The Prudential Variable Contract Account-10
          Registration No. 2-76580


Ladies and Gentlemen:

     Enclosed please find Form 24F-2 for the above referenced
Fund, for the fiscal period ended December 31, 1999. The enclosed is being filed via the EDGAR System.



                                        Yours truly,

                                        /s/ Lee D. Augsburger____
                                        Lee D. Augsburger
                                        Secretary


Enclosure